Average Annual Total Returns{- Fidelity Series Emerging Markets Opportunities Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity Series Emerging Markets Opportunities Fund
	Fidelity Series Emerging Markets Opportunities Fund Return Before Taxes Past 1 year	Fidelity Series Emerging Markets Opportunities Fund Return Before Taxes Past 5 years	Fidelity Series Emerging Markets Opportunities Fund Return Before Taxes Past 10 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions Past 1 year	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions Past 5 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions Past 10 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Emerging Markets Opportunities Fund After Taxes on Distributions and Sales Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	28.85%	8.01%	5.30%	27.81%	7.09%	4.69%	17.32%	6.11%	4.19%	18.47%	5.65%	3.73%